Subsequent Events (Details) - USD ($)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015	May. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events (Textual)
Common stock issued in consideration for services				$ 63,139
Portfolio expense					$ 65,000
Subsequent Event [Member] | Steven Girgenti [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services			$ 5,000	$ 5,000
Common stock issued in consideration for services, Shares			2,660	2,717
Subsequent Event [Member] | Alvaro Pasual Leone [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services			$ 1,563	$ 1,562
Common stock issued in consideration for services, Shares			925	919
Subsequent Event [Member] | Josef Zihl [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services			$ 3,125	$ 3,125
Common stock issued in consideration for services, Shares			1,849	1,838
Subsequent Event [Member] | Acorn Management Partners [Member]
Subsequent Events (Textual)
Common stock issued in consideration for services	$ 8,333	$ 25,000
Common stock issued in consideration for services, Shares	4,630	13,889